SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended						9 Months Ended	12 Months Ended
	Jan. 26, 2024	Jan. 19, 2024	Nov. 17, 2023	Jan. 31, 2024	Jul. 31, 2023	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 15, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Oct. 29, 2022	Mar. 31, 2022	Oct. 29, 2021
Subsequent Event [Line Items]
Common stock Series B issued in Merger, shares					18,000
Deep Medicine Acquisition Corp [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Value						$ (55,535)	$ (90,687)	$ (310,535)		$ (1,771,251)	$ (463,444)		$ (2,264,084)
Number of public shares exercised, per share															$ 10.10		$ 10.10
Deep Medicine Acquisition Corp [Member] | Officers and Directors [Member]
Subsequent Event [Line Items]
Common stock Series B issued in Merger, shares												300,000	300,000
Common Class A [Member]
Subsequent Event [Line Items]
Shares issued														11,538,252
Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock Series B issued in Merger, shares			212,752
Shares issued						3,783,200						3,783,200	3,783,200			620,700
Shares outstanding						3,783,200						3,783,200	3,783,200			620,700
Common Class B [Member]
Subsequent Event [Line Items]
Shares issued														1,716,680
Shares outstanding														1,716,680
Common Class B [Member] | Deep Medicine Acquisition Corp [Member]
Subsequent Event [Line Items]
Shares issued													0			3,162,500
Shares outstanding													0			3,162,500
Subsequent Event [Member] | Deep Medicine Acquisition Corp [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares	943
Stock Redeemed or Called During Period, Value	$ 10,845	$ 4,355,556
Number of public shares exercised, per share	$ 11.50	$ 11.50
Subsequent Event [Member] | Deep Medicine Acquisition Corp [Member] | Public Shares [Member]
Subsequent Event [Line Items]
Number of public shares exercised, per share									$ 11.41
Number of public shares exercised									255,446
Number of public shares exercised, value									$ 2,914,230
Number of public shares issued									574,764
Subsequent Event [Member] | Deep Medicine Acquisition Corp [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Shares issued									4,357,964
Shares outstanding									4,357,964
Subsequent Event [Member] | Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock Series B issued in Merger, shares		3,952,979		5,750,274
Stock Redeemed or Called During Period, Shares		378,744
Stock Issued During Period, Shares, Acquisitions				212,752
Stock Issued During Period, Shares, Other				1,316,950
Stock Issued During Period, Shares, Conversion of Units				13,169,500
Subsequent Event [Member] | Common Class A [Member] | Deep Medicine Acquisition Corp [Member] | Officers and Directors [Member]
Subsequent Event [Line Items]
Common stock Series B issued in Merger, shares				280,000
Subsequent Event [Member] | Common Class B [Member] | Deep Medicine Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock Series B issued in Merger, shares				1,716,860